Shareholder Report, Holdings (Details) - C000250334	May 31, 2026
First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	30.90%
United States Treasury Bill, 0, 2026-10-01
Holdings [Line Items]
Percent of Net Asset Value	9.40%
United States Treasury Bill, 0, 2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	5.50%
United States Treasury Bill, 0, 2026-10-22
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Federal Home Loan Bank Discount Notes, 0, 2026-06-10
Holdings [Line Items]
Percent of Net Asset Value	2.20%
United States Treasury Inflation Indexed Bonds, 1.875, 2035-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
United States Treasury Inflation Indexed Bonds, 2.125, 2035-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
United States Treasury Inflation Indexed Bonds, 1.875, 2034-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
United States Treasury Inflation Indexed Bonds, 1.75, 2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
United States Treasury Inflation Indexed Bonds, 0.125, 2032-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Agency
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	3.10%